Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands			12 Months Ended
	Dec. 31, 2020 USD ($) store	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) store	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of full-service banking offices | store	6		6
Cash exceeded federally insured limits	$ 215,700		$ 215,700
Cash held, not federally insured	203,000		203,000
Interest-bearing deposits in other financial institutions	100	$ 100	100	$ 100
Balance outstanding in joint ventures	1,406	1,000	1,406	1,000
Income recognized on joint ventures			$ 173	57
Tax benefit greater than being realized on examination			50.00%
FRB regulatory reserve requirement	0	5,164	$ 0	5,164
Collateral pledged for advances	110,951	118,443	110,951	118,443
Investment	0	894
Maximum exposure to loss related to investments	0
Cash [Member]
Significant Accounting Policies [Line Items]
Collateral pledged for advances	$ 3,300	3,300	$ 3,300	3,300
Minimum [Member] | Buildings And Related Components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens	89.90%		89.90%
Maturity of cash, deposits with other financial institutions			90 days
Maximum [Member] | Buildings And Related Components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			25 years
Single-Family Residential [Member]
Significant Accounting Policies [Line Items]
Collateral pledged for advances	$ 87,076	79,144	$ 87,076	79,144
Single-Family Residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	80.00%		80.00%
Multi-Family Residential [Member]
Significant Accounting Policies [Line Items]
Collateral pledged for advances	$ 10,970	21,258	$ 10,970	21,258
Multi-Family Residential [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			3 years
Multi-Family Residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%		85.00%
Fixed rates loans limit, period			5 years
Real Estate Commercial [Member]
Significant Accounting Policies [Line Items]
Collateral pledged for advances	$ 5,750	$ 6,639	$ 5,750	$ 6,639
Real Estate Commercial [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			3 years
Real Estate Commercial [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%		85.00%
Fixed rates loans limit, period			5 years
Construction [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	80.00%		80.00%
Maturity of construction loans convert to permanent loans			30 years